Financial Instruments - Summary of Exposure to Credit Risk and ECLs for Loans and Advances (Detail) - Loans to consumers [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Gross carrying amount	$ 207	$ 118
Loss allowance	$ (22)	$ (11)
Current (not past due) [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	4.49%	5.37%
Gross carrying amount	$ 172	$ 97
Loss allowance	$ (8)	$ (5)
Credit- impaired	No	No
1 – 30 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	14.61%	12.84%
Gross carrying amount	$ 17	$ 16
Loss allowance	$ (2)	$ (2)
Credit- impaired	No	No
31 – 60 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	39.50%	46.53%
Gross carrying amount	$ 6	$ 2
Loss allowance	$ (2)	$ (1)
Credit- impaired	No	No
61 – 90 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	66.72%	56.23%
Gross carrying amount	$ 4	$ 1
Loss allowance	$ (3)	$ (1)
Credit- impaired	No	No
91 – 120 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	92.02%	87.43%
Gross carrying amount	$ 4	$ 1
Loss allowance	$ (3)	$ (1)
Credit- impaired	Yes	Yes
More than 121 days [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	91.11%	91.12%
Gross carrying amount	$ 4	$ 1
Loss allowance	$ (4)	$ (1)
Credit- impaired	Yes	Yes